Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 16 – LONG-TERM DEBT

Long-term debt at December 31 is summarized as follows:

(Dollars in thousands)
	2014	2013
IBERIABANK:
Federal Home Loan Bank notes, 0.724% to 7.040%	$210,549	$92,267
Notes payable - Investment fund contribution, 7 to 40 year term, 0.50% to 5.00% fixed	80,843	76,570

	291,392	168,837

IBERIABANK Corporation (junior subordinated debt):
Statutory Trust I, 3 month LIBOR (1), plus 3.25%	10,310	10,310
Statutory Trust II, 3 month LIBOR (1), plus 3.15%	10,310	10,310
Statutory Trust III, 3 month LIBOR (1), plus 2.00%	10,310	10,310
Statutory Trust IV, 3 month LIBOR (1), plus 1.60%	15,464	15,464
American Horizons Statutory Trust I, 3 month LIBOR (1), plus 3.15%	6,186	6,186
Statutory Trust V, 3 month LIBOR (1), plus 1.435%	10,310	10,310
Statutory Trust VI, 3 month LIBOR (1), plus 2.75%	12,372	12,372
Statutory Trust VII, 3 month LIBOR (1), plus 2.54%	13,403	13,403
Statutory Trust VIII, 3 month LIBOR (1), plus 3.50%	7,217	7,217
OMNI Trust I, 3 month LIBOR (1), plus 3.30%	8,248	8,248
OMNI Trust II, 3 month LIBOR (1), plus 2.79%	7,732	7,732

	111,862	111,862

	$403,254	$280,699

(1)	The interest rate on the Company’s long-term debt indexed to LIBOR is based on the 3-month LIBOR rate. The 3-month LIBOR rate was 0.26% and 0.25% at December 31, 2014 and 2013, respectively.

Outstanding FHLB advances are amortized over periods ranging from 2 to 20 years, and have a balloon feature at maturity. Advances are collateralized by a blanket pledge of eligible loans, subject to contractual adjustments which reduce the borrowing base, as well as a secondary pledge of FHLB stock and FHLB demand deposits, the amount of which can exceed the amounts borrowed based on contractually required adjustments. Total additional advances available from the FHLB at December 31, 2014 were $2.8 billion under the blanket floating lien and an additional $736.3 million with a pledge of investment securities. The weighted average advance rate was 3.24% and 3.95% at December 31, 2014 and 2013, respectively.

The Company has various funding arrangements with commercial banks providing up to $155.0 million in the form of federal funds and other lines of credit. At December 31, 2014, there were no balances outstanding on these lines and all of the funding was available to the Company.

Junior subordinated debt consists of a total of $111.9 million in Junior Subordinated Deferrable Interest Debentures of the Company issued to statutory trusts that were funded by the issuance of floating rate capital securities of the trusts. Issuances of $10.3 million each were completed in November 2002, June 2003, September 2004, and June 2007 and an issuance of $15.5 million was completed in October 2006. The issue of $6.2 million completed in March 2003 was assumed in the American Horizons acquisition. The Company issued $25.8 million in November 2007 and $7.2 million in March 2008 to provide funding for various business activities, primarily loan growth. Issuances of $8.2 million and $7.7 million were assumed in the OMNI acquisition during 2011.

The terms of the junior subordinated debt are 30 years, and they are callable at par by the Company any time after 5 years. Interest is payable quarterly and may be deferred at any time at the election of the Company for up to 20 consecutive quarterly periods. During a deferral period, the Company is subject to certain restrictions, including being prohibited from declaring and paying dividends to its common shareholders.

As of December 31, 2014, the junior subordinated debt qualifies as Tier 1 capital for regulatory purposes.

Advances and long-term debt at December 31, 2014 have maturities or call dates in future years as follows:

(Dollars in thousands)
2015	$6,941
2016	41,916
2017	101,321
2018	20,741
2019	8,696
2020 and thereafter	223,639

$403,254